Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,166,474,263.00
Previously Paid Amount	0.00
Total Fee Amount	178,587.21
Total Offset Amount	0.00
Net Fee	178,587.21
Narrative - Max Aggregate Offering Price	$ 1,170,955,341.00
Final Prospectus	true